AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 30.7%
Communications Equipment – 1.3%
Arista Networks, Inc.(a)	24,201	$1,875,093

Electronic Equipment, Instruments & Components – 6.3%
Flex Ltd.(a)	117,678	3,892,788
Halma PLC	77,241	2,591,556
Keyence Corp.	7,200	2,831,111

		9,315,455

IT Services – 1.6%
Accenture PLC - Class A	7,731	2,412,381

Semiconductors & Semiconductor Equipment – 8.8%
Broadcom, Inc.	10,780	1,804,896
Monolithic Power Systems, Inc.	3,345	1,940,033
NVIDIA Corp.	20,577	2,230,135
NXP Semiconductors NV	14,867	2,825,622
Taiwan Semiconductor Manufacturing Co., Ltd.	148,000	4,168,121

		12,968,807

Software – 10.7%
Cadence Design Systems, Inc.(a)	10,780	2,741,677
Microsoft Corp.	14,162	5,316,273
Palo Alto Networks, Inc.(a)	11,503	1,962,872
Salesforce, Inc.	12,640	3,392,071
SAP SE	8,440	2,261,495

		15,674,388

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.	13,220	2,936,559

		45,182,683

Industrials – 19.9%
Commercial Services & Supplies – 6.5%
Tetra Tech, Inc.	77,394	2,263,775
Veralto Corp.	38,894	3,790,220
Waste Management, Inc.	15,014	3,475,891

		9,529,886

Construction & Engineering – 3.5%
AECOM	29,894	2,772,071
WSP Global, Inc.	13,925	2,363,103

		5,135,174

Electrical Equipment – 5.8%
Emerson Electric Co.	26,100	2,861,604
Prysmian SpA	45,035	2,479,041
Rockwell Automation, Inc.	12,411	3,206,754

		8,547,399

Machinery – 0.7%
TOMRA Systems ASA	76,754	1,095,873

Company	Shares	U.S. $ Value

Professional Services – 3.4%
Experian PLC	53,108	$2,460,774
RELX PLC	51,295	2,576,579

		5,037,353

		29,345,685

Financials – 18.4%
Banks – 1.7%
NU Holdings Ltd./Cayman Islands - Class A(a)	247,582	2,535,240

Capital Markets – 7.8%
Jefferies Financial Group, Inc.	40,820	2,186,727
London Stock Exchange Group PLC	29,332	4,356,598
LPL Financial Holdings, Inc.	8,910	2,914,817
Partners Group Holding AG	1,351	1,922,746

		11,380,888

Financial Services – 5.1%
Fiserv, Inc.(a)	19,748	4,360,951
Visa, Inc. - Class A	9,093	3,186,733

		7,547,684

Insurance – 3.8%
AIA Group Ltd. - Class H	435,000	3,292,892
Reinsurance Group of America, Inc. - Class A	11,630	2,289,947

		5,582,839

		27,046,651

Health Care – 14.8%
Health Care Equipment & Supplies – 12.1%
Alcon AG(a)	41,934	3,978,908
Becton Dickinson & Co.	14,109	3,231,808
GE HealthCare Technologies, Inc.	41,376	3,339,457
Hologic, Inc.(a)	29,217	1,804,734
Stryker Corp.	6,320	2,352,620
Terumo Corp.	170,403	3,206,306

		17,913,833

Health Care Providers & Services – 1.1%
Apollo Hospitals Enterprise Ltd.	21,314	1,645,609

Life Sciences Tools & Services – 1.6%
Bruker Corp.	20,858	870,613
ICON PLC(a)	8,248	1,443,317

		2,313,930

		21,873,372

Consumer Discretionary – 5.9%
Automobile Components – 1.6%
Aptiv PLC(a)	38,837	2,310,801

Broadline Retail – 2.4%
MercadoLibre, Inc.(a)	1,824	3,558,387

Textiles, Apparel & Luxury Goods – 1.9%
On Holding AG - Class A(a)	64,678	2,840,658

		8,709,846

Company	Shares	U.S. $ Value

Utilities – 4.9%
Electric Utilities – 2.6%
NextEra Energy, Inc.	52,507	$3,722,221

Water Utilities – 2.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	191,535	3,423,595

		7,145,816

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Cameco Corp.	89,260	3,673,942

Total Common Stocks (cost $127,814,190)		142,977,995

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(b) (c) (d) (cost $4,053,386)	4,053,386	4,053,386

Total Investments – 99.8% (cost $131,867,576)(e)		147,031,381
Other assets less liabilities – 0.2%		263,603

Net Assets – 100.0%		$147,294,984

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	33,723	USD	5,814	04/02/2025	$(95,755)
Bank of America NA	USD	5,873	BRL	33,723	04/02/2025	36,793
Bank of America NA	USD	2,665	AUD	4,303	04/09/2025	23,525
Bank of America NA	CHF	4,966	USD	5,610	05/09/2025	(28,166)
Bank of America NA	GBP	5,273	USD	6,814	05/16/2025	3,402
Bank of America NA	USD	410	INR	35,259	05/22/2025	1,322
Bank of America NA	TWD	55,900	USD	1,712	05/23/2025	25,469
Bank of America NA	USD	378	TWD	12,531	05/23/2025	(196)
Barclays Capital, Inc.	USD	1,072	SEK	11,865	04/16/2025	109,852
BNP Paribas SA	CAD	930	USD	647	04/11/2025	780
Citibank NA	USD	1,580	JPY	237,964	04/24/2025	9,949
Deutsche Bank AG	USD	389	INR	33,786	05/22/2025	4,308
Morgan Stanley Capital Services, Inc.	BRL	31,794	USD	5,537	04/02/2025	(34,688)
Morgan Stanley Capital Services, Inc.	USD	5,513	BRL	31,794	04/02/2025	58,498
Morgan Stanley Capital Services, Inc.	CAD	1,907	USD	1,312	04/11/2025	(14,255)
Morgan Stanley Capital Services, Inc.	USD	1,671	KRW	2,443,196	04/17/2025	(12,114)
Morgan Stanley Capital Services, Inc.	BRL	31,794	USD	5,483	05/05/2025	(55,122)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	8,486	EUR	8,052	05/09/2025	$238,202
Standard Chartered Bank	BRL	4,100	USD	714	04/02/2025	(4,473)
Standard Chartered Bank	USD	704	BRL	4,100	04/02/2025	14,018
Standard Chartered Bank	HKD	17,631	USD	2,269	04/24/2025	1,490
State Street Bank & Trust Co.	AUD	656	USD	412	04/09/2025	1,859
State Street Bank & Trust Co.	USD	360	MXN	7,348	04/09/2025	(1,311)
State Street Bank & Trust Co.	USD	489	ZAR	9,091	04/10/2025	7,003
State Street Bank & Trust Co.	USD	349	NOK	3,871	04/16/2025	19,035
State Street Bank & Trust Co.	HKD	3,543	USD	456	04/24/2025	518
State Street Bank & Trust Co.	JPY	72,814	USD	495	04/24/2025	8,569
State Street Bank & Trust Co.	USD	433	JPY	64,373	04/24/2025	(2,318)
State Street Bank & Trust Co.	CHF	350	USD	399	05/09/2025	1,178
State Street Bank & Trust Co.	CHF	375	USD	424	05/09/2025	(1,739)
State Street Bank & Trust Co.	EUR	463	USD	504	05/09/2025	1,889
State Street Bank & Trust Co.	USD	408	CHF	365	05/09/2025	6,767
State Street Bank & Trust Co.	USD	445	CHF	389	05/09/2025	(3,526)
State Street Bank & Trust Co.	USD	461	SGD	622	05/09/2025	3,025
State Street Bank & Trust Co.	GBP	287	USD	371	05/16/2025	604
UBS	BRL	2,171	USD	377	04/02/2025	(3,256)
UBS	USD	378	BRL	2,171	04/02/2025	2,369
UBS	NOK	14,842	USD	1,302	04/16/2025	(109,038)
UBS	USD	4,825	CNH	34,779	06/05/2025	(17,818)

						$196,649

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,440,307 and gross unrealized depreciation of investments was $(10,079,853), resulting in net unrealized appreciation of $15,360,454.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

61.0%	United States
6.5%	United Kingdom
6.5%	Brazil
4.1%	Japan
4.1%	Canada
3.3%	Switzerland
2.8%	Taiwan
2.3%	Hong Kong
1.7%	Italy
1.6%	Ireland
1.5%	Germany
1.1%	India
0.7%	Norway
2.8%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$33,330,400	$11,852,283	$—	$45,182,683
Industrials	20,733,418	8,612,267	—	29,345,685
Financials	17,474,415	9,572,236	—	27,046,651
Health Care	13,042,549	8,830,823	—	21,873,372
Consumer Discretionary	8,709,846	—	—	8,709,846
Utilities	7,145,816	—	—	7,145,816
Energy	3,673,942	—	—	3,673,942
Short-Term Investments	4,053,386	—	—	4,053,386

Total Investments in Securities	108,163,772	38,867,609	—	147,031,381
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	580,424	—	580,424
Liabilities:
Forward Currency Exchange Contracts	—	(383,775)	—	(383,775)

Total	$108,163,772	$39,064,258	$—	$147,228,030

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,471	$15,735	$13,153	$4,053	$28